2016 PLAN AND STOCK PAYMENT AWARDS	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Note 5 - 2016 PLAN AND STOCK PAYMENT AWARDS

In March 2016, the Board of Directors of the Company adopted our 2016 Equity Incentive Plan (“2016 Plan”) which was registered with the SEC pursuant to a Registration Statement on Form S-8 effective on March 30, 2016. This 2016 Plan reserved 2,500,000 shares of our common stock for grants of incentive awards from time to time to eligible participants, including option awards, restricted stock awards, or stock payment awards. Eligible participants under the 2016 Plan include employees, directors and certain consultants or advisors of the Company. During the first and second quarters of 2016, our Board of Directors granted stock payment awards under the 2016 Plan for the issuance of an aggregate of 1,330,000 common shares.